                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended September 30, 1999.

-------------------------------------------------------------------------------

Check here if Amendment [_]; Amendment Number: ________

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Institutional Investment Manager Filing this Report:
Name:       Highfields Capital Management LP
Address:    200 Clarendon Street,
            51st Floor, Boston, MA  02117
-------------------------------------------------------------------------------
13F File Number        28-3499
                    -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager

Name:   Kenneth H. Colburn
Title:  Chief Operating Officer
Phone:  617-850-7500

Signature, Place and Date of Signing
/s/ Kenneth H. Colburn   Boston, Massachusetts   November 15, 1999

Report Type (Check only one.)

[X]  13F Holdings Report

[_]  13F Notice

[_]  13F Combination Report

List of other managers reporting for this manager:  None

I am signing this report as required by the Securities Exchange Act of 1934.

                                                                SEC 1685 (5/91)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total:          93
                                         -------------------


Form 13F Information Table Value Total:  $2,135,442 (x 1000)
                                         -------------------


List of Other Included Managers:
      01  Jonathon S. Jacobson (File Number 28-7618)
      02  Richard L. Grubman (File Number 28-7616)
          Mr. Grubman, Mr. Jacobson and Highfields
          Capital Management LP share investment
          discretion with respect to the reported
          securities.


===============================================================================
FORM 13F

Page 2 of 5       Name of Reporting Manager   Highfields Capital Management LP
                                              --------------------------------

===============================================================================

Second Draft Nov 09 1999
13 F Report as of September 30th 1999

                Item 1:               Item 2:        Item 3:   Item 4:           Item 5:        Item 6:  Item 7:     Item 8:
                                                                         ----------------------
                                                                         SHARES OR              INVEST-
                                                                VALUE    PRINCIPAL   SH/  PUT/  MENT     OTHER  -VOTING AUTHORITY-
            Name Of Issuer          Title Of Class CUSIP Number x$1000   AMOUNT      PRN  CALL  DESCRIP  MANAGERS SOLE SHARED NONE
A T & T Corp                            COM         001957109   29,200    671,263    SHRS        OTHER   01/02           X
Aegon N.V                           ORD AMER REG    007924103   18,065    209,259    SHRS        OTHER   01/02           X
American Axle & Mfg Hldgs Inc           COM         024061103    9,392    659,100    SHRS        OTHER   01/02           X
American Home Prods Corp                COM         026609107   12,450    300,000    SHRS        OTHER   01/02           X
Applied Power Inc                       CL A        038225108   20,755    683,300    SHRS        OTHER   01/02           X
At Home Corp                         COM Ser A      045919107    1,063    25,660     SHRS        OTHER   01/02           X
Atlantic Richfield Co                   COM         048825103   52,377    591,000    SHRS        OTHER   01/02           X
AutoDesk Inc                            COM         052769106    1,484    67,831     SHRS        OTHER   01/02           X
AutoZone Inc                            COM         053332102    2,806    100,000    SHRS        OTHER   01/02           X
Axogen Ltd                              COM         G0690R108    5,991    186,500    SHRS        OTHER   01/02           X
BP Amoco PLC                       SPONSORED ADR    055622104   28,927    261,049    SHRS        OTHER   01/02           X
Bally Total Fitness Hldg Corp           COM         05873K108   13,810    451,850    SHRS        OTHER   01/02           X
Big Flower Holdings Inc                 COM         089159107   48,831   1,724,700   SHRS        OTHER   01/02           X
Consolidated Natural Gas                COM         209615103    3,456    55,400     SHRS        OTHER   01/02           X
CVS Corp                                COM         126650100   92,142   2,257,700   SHRS        OTHER   01/02           X
Campbell Resources Inc                  COM         134422104     366    1,120,000   SHRS        OTHER   01/02           X
CareMark RX Inc                         COM         141705103   11,250   2,000,000   SHRS        OTHER   01/02           X
Centocor Inc                            COM         152342101   22,277    380,400    SHRS        OTHER   01/02           X
Chemfirst Inc                           COM         16361A106   11,144    408,000    SHRS        OTHER   01/02           X
Chubb Corp                              COM         171232101   54,515   1,094,400   SHRS        OTHER   01/02           X
City Investing Co. Liquid Trust     UNIT BEN INT    177900107     752     586,900    SHRS        OTHER   01/02           X
Clorox Co                               COM         189054109    6,974    182,322    SHRS        OTHER   01/02           X
Conoco Inc                              CL B        208251405   106,540  3,891,856   SHRS        OTHER   01/02           X
Cyprus Amax Minerals Co                 COM         232809103    9,416    479,800    SHRS        OTHER   01/02           X
Data General Corp                       COM         237688106   13,747    652,700    SHRS        OTHER   01/02           X
Devon Energy Corp                       COM         25179M103    2,349    56,689     SHRS        OTHER   01/02           X
Dun & Bradstreet Corp                   COM         26483B106   13,593    455,000    SHRS        OTHER   01/02           X
Elan PLC                           WT EXP 123101    284131703   11,344    300,500    SHRS        OTHER   01/02           X
El Paso Electric Co                     COM         283677854   51,782   5,753,600   SHRS        OTHER   01/02           X
El Paso Energy Corp                     COM         283905107   16,522    415,000    SHRS        OTHER   01/02           X
Geltex Pharmaceuticals Inc              COM         368538104    5,283    474,900    SHRS        OTHER   01/02           X
General Instrument Corp                 COM         370120107   25,506    530,000    SHRS        OTHER   01/02           X
General Mtrs Corp                       COM         370442105   35,874    570,000    SHRS        OTHER   01/02           X
Global Crossing Ltd                     COM         G3921A100    8,361    315,494    SHRS        OTHER   01/02           X
Global Crossing Ltd                     COM         G3921A100    6,519    246,000    SHRS CALL   OTHER   01/02           X
Global Industrial Tech Inc              COM         379335102    6,094    500,000    SHRS        OTHER   01/02           X
Globalstar Telecommunications Ltd       COM         G3930H104    4,996    217,200    SHRS        OTHER   01/02           X

                Item 1:               Item 2:        Item 3:   Item 4:           Item 5:        Item 6:  Item 7:     Item 8:
                                                                         ----------------------
                                                                         SHARES OR              INVEST-
                                                                VALUE    PRINCIPAL   SH/  PUT/  MENT     OTHER  -VOTING AUTHORITY-
            Name Of Issuer          Title Of Class CUSIP Number x$1000   AMOUNT      PRN  CALL  DESCRIP  MANAGERS SOLE SHARED NONE
Golden State Bancorp Inc           WT EXP 000000    381197136    3,400   2,863,100   SHRS        OTHER   01/02           X
Gtech Holding Corp                      COM         400518106   24,512   1,143,400   SHRS        OTHER   01/02           X
Harris Corp.                            COM         413875105    1,691    61,200     SHRS        OTHER   01/02           X
Hoechst AG                         SPONSORED ADR    434390308    2,667    61,300     SHRS        OTHER   01/02           X
Intel Corp                              COM         458140100    7,625    102,604    SHRS        OTHER   01/02           X
Intelligent Polymers Ltd           UNIT EXP 093000  45815V200    6,975    150,000    SHRS        OTHER   01/02           X
International Paper Co                  COM         460146103    6,573    136,756    SHRS        OTHER   01/02           X
Kellstrom Inds Inc                      COM         488035106     586     59,900     SHRS        OTHER   01/02           X
Koninklijke Philips Electrs        SPONSORED ADR    500472204   17,604    174,298    SHRS        OTHER   01/02           X
Lakes Gaming Inc                        COM         51206P109    5,058    525,549    SHRS        OTHER   01/02           X
Laser Mtg Mgmt Inc.                     COM         51806D100   12,489   3,275,900   SHRS        OTHER   01/02           X
Lennox Intl Inc                         COM         526107107    1,827    117,900    SHRS        OTHER   01/02           X
Ligand Pharmaceuticals Inc         WT B EXP 060300  53220K116     446     198,172    SHRS        OTHER   01/02           X
Lucent Technologies Inc                 COM         549463107   38,925    600,000    SHRS PUT    OTHER   01/02           X
Mack Cali Realty Corp                   COM         554489104   31,483   1,174,200   SHRS        OTHER   01/02           X
Mattel Inc                              COM         577081102    8,948    470,970    SHRS        OTHER   01/02           X
McDermott Intl Inc                      COM         580037109   25,691   1,268,700   SHRS        OTHER   01/02           X
McKesson HBOC                           COM         58155Q103     531     18,294     SHRS        OTHER   01/02           X
Media Gen Inc                           CL A        584404107   25,625    500,000    SHRS        OTHER   01/02           X
MediaOne Group                          COM         58440J104   107,906  1,579,600   SHRS        OTHER   01/02           X
Mirage Resorts Inc                      COM         60462E104   18,361   1,305,666   SHRS        OTHER   01/02           X
Mony Group Inc                          COM         615337102   28,580    989,800    SHRS        OTHER   01/02           X
NCO Group Inc                           COM         628858102     940     20,000     SHRS        OTHER   01/02           X
Natl Australia Bk LTD              CAP UTS EXCHBL   632525309    6,844    250,000    SHRS        OTHER   01/02           X
Newell Rubbermaid Inc                   COM         651229106    1,129    39,510     SHRS        OTHER   01/02           X
Newpark Res Inc                     COM-PAR $.01    651718504    6,713    866,150    SHRS        OTHER   01/02           X
Novellus Systems Inc                    COM         670008101    1,686    25,000     SHRS        OTHER   01/02           X
Outdoor Systems Inc                     COM         690057104    5,416    151,500    SHRS        OTHER   01/02           X
Park Place Entmt Corp                   COM         700690100   226,970 18,157,620   SHRS        OTHER   01/02           X
Pediatrix Medical Group                 COM         705324101    2,678    193,000    SHRS        OTHER   01/02           X
Picturetel Corp                         COM         720035302    2,486    584,900    SHRS        OTHER   01/02           X
Pioneer Hi Bred Intl Inc                COM         723686101   23,796    597,700    SHRS        OTHER   01/02           X
Premark Intl Inc                        COM         740459102   10,085    199,700    SHRS        OTHER   01/02           X
Reynolds Metals Co                      COM         761763101   262,021  4,339,900   SHRS        OTHER   01/02           X
Rhone Poulenc SA                   SPONSORED ADR    762426609    1,676    32,700     SHRS        OTHER   01/02           X
Rohm & Haas Co                          COM         775371107    4,496    124,453    SHRS        OTHER   01/02           X
Scottish Annuity & Life Hldgs           COM         G7885T104    8,978    920,800    SHRS        OTHER   01/02           X
Shaw Communications Inc              CL B CONV      82028K200   41,272   1,497,400   SHRS        OTHER   01/02           X
Shell Trans & Trading PLC          SPONSORED ADR    822703609   24,024    528,000    SHRS        OTHER   01/02           X
St Joe Co                               COM         790148100   40,313   1,869,600   SHRS        OTHER   01/02           X
Stewart & Stevenson Svcs Inc            COM         860342104    1,969    150,000    SHRS        OTHER   01/02           X
SunTrust Bks Inc                        COM         867914103     316      4,800     SHRS        OTHER   01/02           X
TeleSpectrum World Wide Inc             COM         87951U109   10,661   1,795,519   SHRS        OTHER   01/02           X
Telefonica S A                     SPONSORED ADR    879382208    7,589    158,100    SHRS        OTHER   01/02           X

                Item 1:               Item 2:        Item 3:   Item 4:           Item 5:        Item 6:  Item 7:     Item 8:
                                                                         ----------------------
                                                                         SHARES OR              INVEST-
                                                                VALUE    PRINCIPAL   SH/  PUT/  MENT     OTHER  -VOTING AUTHORITY-
            Name Of Issuer          Title Of Class CUSIP Number x$1000   AMOUNT      PRN  CALL  DESCRIP  MANAGERS SOLE SHARED NONE
Tenneco Inc                             COM         88037E101   157,998  9,294,000   SHRS        OTHER   01/02           X
Childrens Pl Retail Stores Inc          COM         168905107    4,878    183,200    SHRS        OTHER   01/02           X
Total Renal Care Hldgs Inc              COM         89151A107   19,375   2,605,100   SHRS        OTHER   01/02           X
Trammell Crow Co                        COM         89288R106    3,102    234,100    SHRS        OTHER   01/02           X
Triad Hospitals Inc                     COM         89579K109    5,822    575,045    SHRS        OTHER   01/02           X
Tyco Intl Ltd                           COM         902124106    9,034    175,000    SHRS PUT    OTHER   01/02           X
UGI Corp                                COM         902681105    3,579    153,924    SHRS        OTHER   01/02           X
Unumprovident Corp                      COM         91529Y106    4,416    150,000    SHRS        OTHER   01/02           X
Vodafone Airtouch  PLC             SPONSORED ADR    92857T107   40,397    170,542    SHRS        OTHER   01/02           X
Waddell & Reed Fin Inc                  CL A        930059100    3,869    174,388    SHRS        OTHER   01/02           X
Waddell & Reed Fin Inc                  CL B        930059209   44,109   2,063,588   SHRS        OTHER   01/02           X
Westcorp Inc                            COM         957907108    3,349    224,200    SHRS        OTHER   01/02           X

                                                                        94,162,121